Offerings - Offering: 1	Nov. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	1,900,000
Proposed Maximum Offering Price per Unit	78.085
Maximum Aggregate Offering Price	$ 148,361,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,488.72
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 also covers an indeterminate number of additional shares of Common Stock to be offered or sold as a result of the anti-dilution provisions of the Mercury Systems, Inc. 2025 Long term Incentive Plan, including to prevent dilution resulting from any reorganization, recapitalization, reclassification, stock dividend, stock split, or other similar change.Calculated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of determining the amount of the registration fee, based on the average of the high and low prices of our Common Stock on the Nasdaq Global Select Market on October 31, 2025.